Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($) Segment	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable		$ 0		$ 0
Impairment of assets, annual increase in undiscounted cash flows to determine fair value		1.00%
Impairment of assets, inflation rate for operating expenses used to determine fair value		1.50%
Disposal group, including discontinued operation		$ 0				$ 0
Number of reportable segments | Segment		1
Number of operating segments | Segment		1
Company's opening retained earnings		$ 82,942,210		80,849,086
Unearned revenue		439,135		$ 821,577	$ 70,000	$ 70,000
Operating lease right-of-use assets		473,132	$ 1,879,085
operating lease liabilities		473,132	1,492,697
Other Current Assets [Member]
Significant Accounting Policies [Line Items]
Other current assets		$ 100,000
Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Contract fulfilment cost	$ 300,000
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease right-of-use assets			1,900,000
operating lease liabilities			$ 1,900,000
Effect of change [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Company's opening retained earnings	$ 300,000
LPG [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life		30 years
Product carriers [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life		25 years